CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 257,056	$ 85,582	$ 48,864
Accounts receivable, net of allowance for doubtful accounts	42,714	38,664	32,003
Current portion of deferred commissions	15,559	13,177	10,684
Prepaid and other current assets	13,124	6,124	6,925
Total current assets	328,453	143,547	98,476
Deferred commissions, net of current portion	27,267	24,022	18,492
Capitalized software and content, net	14,473	15,523	16,023
Property and equipment, net	9,342	10,284	8,740
Operating lease right of use assets, net	11,330	12,067	7,076
Intangible assets, net	8,142	2,985	2,493
Goodwill	43,028	8,605	8,873
Other assets	1,194	1,177	855
Total assets	443,229	218,210	161,028
Current liabilities:
Accounts payable and accrued expenses	32,249	19,265	18,093
Current portion of deferred revenue	137,406	112,469	83,035
Current portion of operating lease liabilities	2,860	2,651	2,044
Total current liabilities	172,515	134,385	103,172
Non-current liabilities:
Deferred revenue, net of current portion	84,541	73,227	55,955
Operating lease liabilities, net of current portion	9,008	9,766	5,368
Other non-current liabilities	2,259	3,991	1,548
Total liabilities	268,323	221,369	166,043
Stockholders’ (deficit) equity
Preferred stock, $0.00001 par value, 114,164,600 shares authorized, issued and outstanding (Liquidation value $384.5 million) at December 31, 2019 and December 31, 2020, respectively, and 0 shares authorized, issued, and outstanding at June 30, 2021	0	0	0
Common stock	0	0	0
Additional paid-in capital	351,124	158,483	154,287
Accumulated deficit	(175,966)	(161,303)	(158,873)
Accumulated other comprehensive loss	(254)	(339)	(429)
Total stockholders’ (deficit) equity	174,906	(3,159)	(5,015)
Total liabilities and stockholders’ (deficit) equity	443,229	218,210	161,028
Common Stock, Class A
Stockholders’ (deficit) equity
Common stock		0	0
Common Stock, Class B
Stockholders’ (deficit) equity
Common stock	$ 2	$ 0	$ 0